BORROWINGS	12 Months Ended
Dec. 31, 2020
BORROWINGS
BORROWINGS

8. BORROWINGS

The Group’s bank borrowings consist of the following:

	December 31,
	2019	2020
Short-term bank borrowings	$79,063	$15,317
Long-term bank borrowings, current portion	49,549	55,114
Total borrowings, current	128,612	70,431
Long-term bank borrowings, non-current portion	151,518	123,222
Total	$280,130	$193,653

Short-term bank borrowings

The Group’s short-term bank borrowings were guaranteed by Daqo Group and its related parties. The weighted average interest rates on the short-term bank borrowings were 5.0%, 5.3% and 5.2% in the years ended December 31, 2018, 2019 and 2020, respectively.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2019 and 2020 are comprised of:

	December 31,
	2019	2020
Borrowing from Shihezi Rural Cooperative Bank	$27,288	$10,722
Borrowing from Chongqing Rural Commercial Bank	117,049	124,910
Borrowing from Bank of China	56,730	42,704
Total	$201,067	$178,336

On June 25, 2015, Xinjiang Daqo entered into a six-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $96.1 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. On May 30, 2016, an amendment to this credit facility was signed between Xinjiang Daqo and Chongqing Rural Commercial Bank, under which the borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2020, Xinjiang Daqo has repaid $19.7 million. The outstanding bank borrowing was $29.1 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. There is no financial covenants associated with the facility.

On May 30, 2016, Xinjiang Daqo entered into a seven-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to extension project of polysilicon Phase 3A and has a maximum credit amounted to $76.8 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2020, Xinjiang Daqo has repaid $33.4 million. The outstanding bank borrowing was $34.8 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. There is no financial covenants associated with the facility.

On June 29, 2020, Xinjiang Daqo entered into a two-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to operating and manufacturing expenditure and has a maximum borrowing credit amounted to $15.3 million, with an interest rate of 4.7%. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2020, Xinjiang Daqo had drawn down $15.3 million at an interest rate of 4.7% and repaid $0.3 million. The outstanding bank borrowing was $15.0 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. There is no financial covenants associated with the facility.

On July 8, 2020, Xinjiang Daqo entered into a two-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to operating and manufacturing expenditure and has a maximum borrowing credit amounted to $17.9 million, with an interest rate of 4.7%. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2020, Xinjiang Daqo had drawn down $17.9 million at an interest rate of 4.7%. The outstanding bank borrowing was $17.9 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. There is no financial covenants associated with the facility.

On August 18, 2020, Xinjiang Daqo entered into a two-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to operating and manufacturing expenditure and has a maximum borrowing credit amounted to $5.2 million, with an interest rate of 4.7%. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2020, Xinjiang Daqo had drawn down $5.2 million at an interest rate of 4.7%. The outstanding bank borrowing was $5.2 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. There is no financial covenants associated with the facility.

On December 22, 2020, Xinjiang Daqo entered into a three-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to operating and manufacturing expenditure and has a maximum borrowing credit amounted to $22.9 million, with an interest rate of 4.7%. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2020, Xinjiang Daqo had drawn down $22.9 million at an interest rate of 4.7%. The outstanding bank borrowing was $22.9 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. There is no financial covenants associated with the facility.

On June 25, 2018, Xinjiang Daqo pledged its land use rights of $17.2 million, plants and buildings of $270.8 million, as well as machine and equipment of $190.7 million as collaterals for these above credit facilities with Chongqing Rural Commercial Bank.

On March 25, 2019, Xinjiang Daqo entered into a three-year long term facility agreement with Xinjiang Shihezi Rural Cooperative Bank. Such borrowing is restricted to operating and manufacturing expenditure and has a maximum borrowing credit amounted to $28.7 million, with an interest rate of 6.2%. The borrowing is guaranteed by Daqo Group. During the year ended December 31, 2020, Xinjiang Daqo had repaid $16.6 million. The outstanding bank borrowing was $10.7 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. There is no financial covenants associated with the facility.

On April 15, 2019, Xinjiang Daqo entered into a five-year long term facility agreement with Bank of China. Such borrowing is restricted to extension project of polysilicon Phase 4A and has a maximum credit amounted to $57.4 million, with an interest rate of 10% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group and Daqo New Energy Corp.. Xinjiang Daqo pledged its land use rights of $6.6 million as well as machinery and equipment of $98.0 million as collaterals for this credit facility. During the year ended December 31, 2020, Xinjiang Daqo has repaid $14.0 million. The outstanding bank borrowing was $42.7 million as of December 31, 2020. Xinjiang Daqo had no facility available for future draw down as of December 31, 2020. The borrowing contains a financial covenant of asset-liability ratio of no more than 70%, and Xinjiang Daqo was in compliance as of December 31, 2020.

In February 2021, Xinjiang Daqo drawn down $15.5 million from Xinjiang Bank at an interest rate of 5.22% and pledged its buildings of $11.3 million as collaterals under its signed agreement of maximum credit facility of $35.2 million signed in April 2020.

The weighted average interest rates in the years ended December 31, 2018, 2019 and 2020 for the Group’s long-term bank borrowings were 5.9%, 5.7% and 5.3%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2020 are as follows:

Year ending December 31,	Amount
2021	$55,114
2022	62,873
2023	54,988
2024	5,361
Total	$178,336